INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
A reconciliation of income taxes at Canadian statutory rates with the reported income taxes is as follows:

	2020	2019
Earnings before income taxes	$392.7	$399.7
Canadian statutory income tax rates	26.64%	26.72%
Income taxes at Canadian statutory rates	$104.6	$106.8
Effect of differences in tax rates in other jurisdictions	(19.9)	(13.4)
Unrecognized tax benefits and tax benefits not previously recognized	3.4	(33.0)
Non-taxable revenues	(6.2)	(5.5)
Tax impact on after tax profit of equity accounted investees	(6.1)	(8.0)
Other	(2.0)	12.7
Income tax expense	$73.8	$59.6

Schedule of Components of Income Tax Expense (Benefit)

Significant components of the provision for the income tax expense are as follows:

	2020	2019
Current income tax expense :
Current year	$65.1	$69.9
Prior years' tax adjustments	5.8	12.8
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(2.8)	(36.1)
Change in income tax rates	(1.0)	(1.3)
Origination and reversal of temporary differences	6.7	14.3
Income tax expense	$73.8	$59.6

Disclosure of temporary difference, unused tax losses and unused tax credits
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2021 - 2025	$18.2	$1.2
2026 - 2039	116.0	50.5
No expiry date	41.0	84.5
	$175.2	$136.2
During the year ended March 31, 2020, movements in temporary differences are as follows:

		Impact of				Foreign
	Balance	adopting				currency
	beginning	IFRS 16	Recognized	Recognized	Business	exchange	Balance
	of year	(Note 2)	in income	in OCI	combinations	differences	end of year
Non-capital loss carryforwards	$35.2	$—	$(1.2)	$—	$—	$(0.6)	$33.4
Unclaimed research & development
expenditures	45.1	—	19.3	—	—	—	64.4
Capital loss carryforwards	0.7	—	0.7	—	—	—	1.4
Investment tax credits	(74.1)	—	4.1	—	—	—	(70.0)
Property, plant and equipment
and right-of-use of assets	(73.2)	5.8	(11.2)	—	(3.1)	(6.7)	(88.4)
Intangible assets	(87.4)	—	(1.9)	—	(2.9)	(0.8)	(93.0)
Deferred revenues, contract assets
and contract liabilities	2.0	—	(18.9)	—	—	1.0	(15.9)
Foreign currency exchange difference	(13.9)	—	(2.1)	13.3	—	0.4	(2.3)
Derivative financial assets and liabilities	0.2	—	15.6	9.7	—	—	25.5
Defined benefit obligation	55.4	—	0.1	(3.6)	—	1.2	53.1
Other	34.0	—	(7.4)	—	(0.6)	(0.3)	25.7
Net deferred income tax (liabilities) assets	$(76.0)	$5.8	$(2.9)	$19.4	$(6.6)	$(5.8)	$(66.1)

During the year ended March 31, 2019, movements in temporary differences are as follows:

					Foreign
	Balance				currency
	beginning	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	combinations	differences	end of year
Non-capital loss carryforwards	$45.7	$(9.6)	$—	$0.8	$(1.7)	$35.2
Unclaimed research & development expenditures	37.4	7.7	—	—	—	45.1
Capital loss carryforwards	—	0.7	—	—	—	0.7
Investment tax credits	(64.6)	(9.5)	—	—	—	(74.1)
Property, plant and equipment
and right-of-use of assets	(104.6)	16.4	—	18.3	(3.3)	(73.2)
Intangible assets	(87.8)	5.7	—	(6.2)	0.9	(87.4)
Deferred revenues, contract assets
and contract liabilities	(8.6)	(2.8)	—	14.3	(0.9)	2.0
Foreign currency exchange difference	(13.9)	(1.3)	1.0	—	0.3	(13.9)
Derivative financial assets and liabilities	(0.3)	(0.7)	1.2	—	—	0.2
Defined benefit obligation	51.6	0.7	(1.1)	0.7	3.5	55.4
Other	21.6	15.8	—	(0.7)	(2.7)	34.0
Net deferred income tax (liabilities) assets	$(123.5)	$23.1	$1.1	$27.2	$(3.9)	$(76.0)